Credit Facilities - Debt Maturities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Debt Instrument [Line Items]
Net	$ 630,184	$ 654,912
Total | Loans Payable
Debt Instrument [Line Items]
Fiscal year ending June 30, 2024	16,250
Fiscal year ending June 30, 2025	16,554
Fiscal year ending June 30, 2026	32,500
Fiscal year ending June 30, 2027	593,975
Fiscal year ending June 30, 2028	0
Thereafter	0
Net	659,279
Total | Loans Payable
Debt Instrument [Line Items]
Fiscal year ending June 30, 2024	16,250
Fiscal year ending June 30, 2025	16,250
Fiscal year ending June 30, 2026	32,500
Fiscal year ending June 30, 2027	593,975
Fiscal year ending June 30, 2028	0
Thereafter	0
Net	658,975
Other debt | Loans Payable
Debt Instrument [Line Items]
Fiscal year ending June 30, 2025	304
Fiscal year ending June 30, 2026	0
Fiscal year ending June 30, 2027	0
Fiscal year ending June 30, 2028	0
Thereafter	0
Net	$ 304